Carrying Amount and Fair Values for Other Financial Instruments Not Measured at Fair Value (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Federal funds sold	$ 6,340,000	$ 595,000
Company guaranteed trust preferred securities	3,403,000	3,403,000
Recurring fair value measurements | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions	727,124	635,511
Federal funds sold	6,340,000	595,000
Restricted equity securities	691,900	792,900
Loans, net	212,260,549	215,018,097
Deposits	281,341,333	276,898,782
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,500,000
Company guaranteed trust preferred securities	3,403,000	3,403,000
Recurring fair value measurements | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions	727,124	635,511
Federal funds sold	6,340,000	595,000
Restricted equity securities	691,900	792,900
Loans, net	212,704,841	217,575,824
Deposits	283,707,789	276,218,543
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,495,163	5,499,756
Company guaranteed trust preferred securities	3,403,000	3,403,000
Recurring fair value measurements | Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions	727,124
Federal funds sold	6,340,000
Recurring fair value measurements | Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted equity securities	691,900
Deposits	283,707,789
Federal Home Loan Bank advances	5,495,163
Recurring fair value measurements | Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net	212,704,841
Note payable	275,250
Company guaranteed trust preferred securities	$ 3,403,000